Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Effective Income Tax Rate Reconciliation at Federal Income Tax Rate, Amount	$ 981	$ 953	$ 1,480
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ (221)	$ (53)	$ (31)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(7.80%)	(2.00%)	(0.70%)
Effective Income Tax Rate Reconciliation, Deduction, Dividends, Amount	$ (83)	$ (11)	$ 0
Effective Income Tax Rate Reconciliation, Deduction, Dividend, Percent	(3.00%)	(0.40%)	0.00%
Adjustment of deferred tax assets and liabilities for enacted rate change	$ 49	$ 0	$ 0
Adjustment of deferred tax assets and labilities for enacted rate change, percent	1.70%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (3)	$ (2)	$ 0
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(0.10%)	(0.10%)	0.00%
Total Income Tax Expense (Benefit)	$ 723	$ 887	$ 1,449
Effective Income Tax Rate Reconciliation, Percent	25.80%	32.50%	34.30%